CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY

NOTE 8—CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY

In March and September 2017, the Company issued two convertible preferred stock warrants to purchase a total of 1,546,799 shares of Series D convertible preferred stock, with an exercise price of $1.94 per share. The convertible preferred stock warrants had been recorded at fair value using a Monte-Carlo simulation at issuance and had been subsequently remeasured to fair value each reporting period with the changes recorded in the consolidated statements of operations. As of December 31, 2020, 1,546,799 shares of the Warrants had been outstanding with a fair value of $1.94 per share, and aggregate fair value of $3.0 million.

The Company’s assumptions used in determining the fair value of convertible preferred stock warrants on December 31, 2020 were as follows:

December 31,
2020
Volatility	50.00%
Expected term (in years)	0.5 - 1.5
Risk-free rate	0.09 - 0.12%
Expected dividend rate	0.00%

In February 2021, all the outstanding warrants were settled in its entirety at an exercise price of $1.94 per share for an aggregate purchase price of $3.0 million. Upon final settlement, the Company converted the warrant into $12.9 million Series D convertible preferred stock, and recorded $7.0 million and $1.2 million losses related to fair value remeasurements of the warrants in the consolidated statements of operations for the year ended December 31, 2021 and 2020, respectively.

The fair value of the Series D preferred stock that was converted from warrant liability at settlement was estimated using the PWERM framework and considered the same three scenarios and probability for each of the three scenarios used to value our common stock: OPM scenario (20)%, as-converted SPAC scenario (70)%, and as-converted IPO scenario (10)%. Under the OPM scenario, the fair value of Series D convertible preferred stock was a direct output of the model used for the equity valuation of the Company and reflected the present value. Under the as-converted SPAC scenario, the present value of the Series D convertible preferred stock was estimated using the pre-money equity value. Under the as-converted IPO scenario, the Company applied the market-based approach and determined the fair value based on the average revenue multiples derived from our peer group.